Leases (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Jan. 11, 2019
Operating lease ROU assets	$ 2,891,113	$ 2,199,682
Operating lease liability	2,360,575	1,744,569
Operating Leases [Member]
Operating lease ROU assets	2,891,113	2,199,682	$ 116,876
Operating lease liability	$ 3,020,364	$ 2,212,548	$ 116,876